Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Issued and Cancelled Shares of Common Stock

Common Stock Issuances and Cancellations—During the three and nine months ended September 30, 2020 and September 30, 2019, the Company issued and cancelled the following shares of common stock:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2020		2019		2020		2019
	Shares	Average Price per Share	Shares	Average Price per Share	Shares	Average Price per Share	Shares	Average Price per Share
Common stock issued in connection with initial public offering	11,500,000	$15.00	—	$—	11,500,000	$15.00	—	$—
Acquisitions	—	—	25,408	26.90	791,139	31.60	150,439	22.41
Redemption of series A-1 preferred stock	1,786,739	15.00	—	—	1,786,739	15.00	—	—
Exercise of warrant options	2,534,239	0.01	—	—	2,534,239	0.01	—	—
Exercise of options	16,850	8.92	7,150	6.03	20,350	9.27	22,675	18.01
Restricted shares, net	8,333	24.00	—	—	8,333	24.00	—	—
Cancellation of shares	(117,785)	17.15	—	—	(117,785)	17.15	—	—

	15,728,376	$12.82	32,558	$22.32	16,523,015	$13.72	173,114	$21.83

Common Stock Issuances and Repurchases—During the years ended December 31, 2019 and 2018, the Company issued common stock in connection with (i) business acquisitions, (ii) as part of the exercise of options by certain participants, (iii) as part of a common stock offering to certain employees, (iv) through the conversion of the convertible preferred stock into common stock and (v) the vesting of restricted stock. Details of common stock issuances are as follows:

2019	Number of Shares	Average Price per Share
Acquisitions	150,439	$26.90
Exercise of options	27,350	6.16
Shares sold	42,415	31.60
Release of restricted stock	12,132	18.82

	232,336

2018	Number of Shares	Average Price per Share
Acquisitions	264,582	$20.26
Exercise of options	5,000	6.03
Release of restricted stock	184,400	13.64

	453,982

Schedule of Share Authorized to be Issue and Available for Grant

The following number of shares were authorized to be issued and available for grant as of September 30, 2020 and September 30, 2019:

	September 30, 2020
	2017 Plan	2013 Plan
Shares authorized to be issued	2,945,443	2,047,269
Shares available for grant	1,233,266	—

	September 30, 2019
	2017 Plan	2013 Plan
Shares authorized to be issued	981,800	2,074,604
Shares available for grant	159,428	—

Schedule of Stock Compensation Expense

Total stock compensation expense for the Plans was as follows:

	Three Months Ended September 30,
	2020				2019
	2017 plan		2013 plan		2017 plan		2013 plan
	Options	Restricted Stock	Options	Total	Options	Restricted Stock	Options	Total
Cost of revenue	$276	$—	$(5)	$271	$278	$—	$97	$375
Selling, general and administrative expense	592	233	53	878	185	111	384	680

	$868	$233	$48	$1,149	$463	$111	$481	$1,055

	Nine Months Ended September 30,
	2020				2019
	2017 plan		2013 plan		2017 plan		2013 plan
	Options	Restricted Stock	Options	Total	Options	Restricted Stock	Options	Total
Cost of revenue	$973	$—	$126	$1,099	$623	$—	$390	$1,013
Selling, general and administrative expense	1,178	973	189	2,340	457	323	1,784	2,564

	$2,151	$973	$315	$3,439	$1,080	$323	$2,174	$3,577

Summary of Weighted Average Assumptions Used in Black-Sholes Option-pricing Model

The following weighted-average assumptions were used in the Black-Sholes option-pricing model calculation for the nine months ended September 30, 2020 and September 30, 2019:

	September 30, 2020	September 30, 2019
Common stock value (per share)	$16.36	$27.30
Expected volatility	46.14	47.94
Risk-free interest rate	0.41	2.15
Expected life (years)	7	7
Forfeiture rate	None	None
Dividend rate	None	None

The following weighted-average assumptions were used in the Black-Sholes option-pricing model calculation for the years ended December 31, 2019 and 2018:

	2019	2018
Common stock value (per share)	$24.00–$31.60	$18.00–$24.00
Expected volatility	48.13%	48.69%
Risk- free interest rate	1.43%–2.63%	2.86%–2.89%
Expected life (years)	7.00	7.00
Forfeiture rate	None	None
Dividend rate	None	None

Schedule of Common Stock Reserved for Future Issuance

Common Stock Reserved for Future Issuances—At September 30, 2020 and September 30, 2019, the Company has reserved certain stock of its authorized but unissued common stock for possible future issuance in connection with the following:

	September 30, 2020	December 31, 2019
Warrants	116,350	650,590
Montrose 2013 Stock Incentive Plan	2,047,269	2,058,619
Montrose 2017 Stock Incentive Plan	2,945,443	997,785

Common stock reserved for future issuance	5,109,062	3,706,994

Common Stock Reserved for Future Issuances—At December 31, 2019 and 2018, the Company has reserved certain stock of its authorized but unissued common stock for possible future issuance in connection with the following:

	2019	2018
Warrants	650,590	650,590
Montrose 2013 Stock Incentive Plan	2,058,619	2,154,600
Montrose 2017 Stock Incentive Plan	997,785	600,900

Common stock reserved for future issuance	3,706,994	3,406,090

Montrose Amended & Restated 2017 Stock Incentive Plan
Summary of Stock Option Activity

The following summarizes the options activity of the 2017 Plan for the nine months ended September 30, 2020 and September 30, 2019:

	Options to Purchase Common Stock	Weighted- Average Exercise Price per Share	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining Contract Life (in Years)	Aggregate Intrinsic Value of In-The-Money Options (in Thousands)
Outstanding at December 31, 2018	257,762	$20	$10	—	$1,151
Granted	356,470	27	14	—	—
Forfeited/ cancelled	(17,700)	19	—	—	—

Outstanding at September 30, 2019	596,532	24	12	8.07	4,693
Outstanding at December 31, 2019	617,852	24	12	7.82	4,693
Granted	851,877	32	12	—	—
Forfeited/ cancelled	(14,375)	22	—	—	—
Exercised	(925)	14	—	—	7,918

Outstanding at September 30, 2020	1,454,429	21	12	7.59	7,649
Exercised at September 30, 2020	925	14	—	7.33	7,649
Options vested and expected to vest	1,454,429	21		9.04	7,649

The following summarizes the options activity of the 2017 Stock Incentive Plan for the years ended December 31, 2019 and 2018:

		Weighted-	Weighted	Weighted	Aggregate
	Options to	Average	Average	Average	Intrinsic Value
	Purchase	Exercise	Grant Date	Remaining	of In-The-Money
	Common	Price per	Fair Value	Contract Life	Options
	Stock	Share	per Share	(in Years)	(in Thousands)
Outstanding at January 1, 2018	49,875	$14	$7		$40
Granted	220,900	21	11
Forfeitured/cancelled	(6,000)	18
Expired	(7,013)	14

Outstanding at December 31, 2018	257,762	20	10		1,151
Granted	380,820	27	14
Forfeitured/cancelled	(20,730)	20

Outstanding at December 31, 2019	617,852	24	12	7.82	4,696

Options vested and expected to vest	617,852	24		8.79	4,696

Montrose Amended and Restated 2013 Stock Option Plan
Summary of Stock Option Activity

Montrose Amended & Restated 2013 Stock Option Plan—The following summarizes the activity of the 2013 Plan for the nine months ended September 30, 2020 and September 30, 2019:

	Options to Purchase Common Stock	Weighted- Average Exercise Price per Share	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining Contract Life (in Years)	Aggregate Intrinsic Value of In-The- Money Options (in Thousands)
Outstanding at December 31, 2018	1,900,404	$6	$1	7.30	33,290
Forfeited/ cancelled	(14,500)	8	—	—	—
Expired	(5,400)	8	—	—	—
Exercised	(19,010)	6	—	—	466

Outstanding at September 30, 2019	1,861,494	6	1	6.65	47,381
Outstanding at December 31, 2019	1,855,469	6	1	6.40	46,617
Forfeited/ cancelled	(7,500)	10	—	—	—
Expired	(11,300)	6	—	—	—
Exercised	(19,175)	8	—	—	354

Outstanding at September 30, 2020	1,817,494	6	1	5.63	33,772
Exercised at September 30, 2020	221,025	6	—	5.14	33,772
Options vested and expected to vest	1,817,494	6	—	5.17	33,772

The following summarizes the activity of the Montrose Amended & Restated 2013 Stock Option Plan for the years ended December 31, 2019 and 2018:

		Weighted-	Weighted	Weighted	Aggregate
	Options to	Average	Average	Average	Intrinsic Value
	Purchase	Exercise	Grant Date	Remaining	of In-The-Money
	Common	Price per	Fair Value	Contract Life	Options
	Stock	Share	per Share	(in Years)	(in Thousands)
Outstanding at January 1, 2018	2,066,000	$6	$1	7.83	$16,534
Forfeitured/cancelled	(43,225)	7
Expired	(117,371)	6
Exercised	(5,000)	6			60

Outstanding at December 31, 2018	1,900,404	6	1	7.30	33,290
Forfeitured/cancelled	(10,635)	8
Expired	(6,950)	8
Exercised	(27,350)	6

Outstanding at December 31, 2019	1,855,469	6	1	6.40	46,617

Exercised at December 31, 2019	201,600	6		5.90	46,617

Options vested and expected to vest	1,855,494	6		5.86	46,617